Segment Information - Summary of Investments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of summarized investment per segment [line items]
Debt securities	€ 138,625	€ 136,804
Debt securities	194,353	194,063
Investments on balance sheet	332,979	330,868
Off-balance sheet investments third parties	470,963	481,297
Total revenue- generating investments	803,942	812,165
Available-for-sale	135,925	134,658
Investments in real estate	2,700	2,147	€ 1,999
Total investments on balance sheet	332,979	330,868
Investments in joint ventures	1,745	1,712	€ 1,614
Investments in associates	327	308
Other assets	57,582	63,034
Assets	392,633	395,923
Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	84,675	88,170
Loans [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	42,653	39,368
Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	202,339	200,528
Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	3,312	2,801
Shares [member]
Disclosure of summarized investment per segment [line items]
Debt securities	2,161	1,551
Debt securities	20,640	25,370
Available-for-sale	2,161	1,551
Debt securities [member]
Disclosure of summarized investment per segment [line items]
Debt securities	81,253	84,344
Debt securities	20,441	24,836
Available-for-sale	81,253	84,344
Loans [member]
Disclosure of summarized investment per segment [line items]
Debt securities	42,653	39,368
Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Debt securities	9,858	9,395
Debt securities	8,861	9,072
Real estate [member]
Disclosure of summarized investment per segment [line items]
Debt securities	2,700	2,147
Debt securities	612	655
Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Debt securities	143,800	134,132
Americas [member]
Disclosure of summarized investment per segment [line items]
Debt securities	71,056	73,469
Debt securities	95,343	102,964
Investments on balance sheet	166,399	176,434
Off-balance sheet investments third parties	204,184	212,736
Total revenue- generating investments	370,583	389,170
Total investments on balance sheet	166,399	176,434
Investments in joint ventures	1	6
Investments in associates	72	77
Other assets	37,786	35,728
Assets	204,257	212,245
Americas [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	55,921	59,459
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	9,945	8,831
Americas [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	100,002	107,511
Americas [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	530	633
Americas [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Debt securities	532	567
Americas [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Debt securities	51,681	54,535
Debt securities	1,716	3,116
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Debt securities	9,945	8,831
Americas [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Debt securities	8,367	8,904
Debt securities	79	422
Americas [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Debt securities	530	633
Americas [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Debt securities	93,548	99,426
The Netherlands [member]
Disclosure of summarized investment per segment [line items]
Debt securities	57,738	53,975
Debt securities	23,767	26,697
Investments on balance sheet	81,505	80,672
Off-balance sheet investments third parties	3,339	1,759
Total revenue- generating investments	84,844	82,431
Total investments on balance sheet	81,505	80,672
Investments in joint ventures	1,001	1,008
Investments in associates	85	74
Other assets	13,491	15,221
Assets	96,083	96,975
The Netherlands [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	19,974	19,841
The Netherlands [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	32,536	30,189
The Netherlands [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	26,846	29,147
The Netherlands [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	2,150	1,495
The Netherlands [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Debt securities	1,412	859
Debt securities	7,403	9,262
The Netherlands [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Debt securities	21,586	21,411
Debt securities	11,283	13,370
The Netherlands [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Debt securities	32,536	30,189
The Netherlands [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Debt securities	54	21
Debt securities	4,022	3,788
The Netherlands [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Debt securities	2,150	1,495
The Netherlands [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Debt securities	1,059	276
United Kingdom [member]
Disclosure of summarized investment per segment [line items]
Debt securities	2,114	2,011
Debt securities	73,958	62,961
Investments on balance sheet	76,072	64,972
Off-balance sheet investments third parties	106,347	114,906
Total revenue- generating investments	182,419	179,878
Total investments on balance sheet	76,072	64,972
Investments in associates	8	7
Other assets	3,104	8,352
Assets	79,184	73,331
United Kingdom [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	1,459	2,007
United Kingdom [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	74,001	62,310
United Kingdom [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	612	655
United Kingdom [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Debt securities	3	5
Debt securities	13,044	15,856
United Kingdom [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Debt securities	1,005	1,779
Debt securities	7,259	8,125
United Kingdom [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Debt securities	1,105	228
Debt securities	4,748	4,850
United Kingdom [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Debt securities	612	655
United Kingdom [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Debt securities	48,296	33,476
Central & Eastern Europe [member]
Disclosure of summarized investment per segment [line items]
Debt securities	933	1,055
Debt securities	1,088	1,343
Investments on balance sheet	2,021	2,398
Off-balance sheet investments third parties	5,360	5,709
Total revenue- generating investments	7,381	8,107
Total investments on balance sheet	2,021	2,398
Investments in associates	5	6
Other assets	352	383
Assets	2,378	2,787
Central & Eastern Europe [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	810	756
Central & Eastern Europe [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	106	275
Central & Eastern Europe [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	1,101	1,363
Central & Eastern Europe [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	4	4
Central & Eastern Europe [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Debt securities	64	54
Debt securities	184	244
Central & Eastern Europe [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Debt securities	754	712
Debt securities	176	216
Central & Eastern Europe [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Debt securities	106	275
Central & Eastern Europe [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Debt securities	5	10
Debt securities	11	11
Central & Eastern Europe [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Debt securities	4	4
Central & Eastern Europe [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Debt securities	717	873
Spain & Portugal [member]
Disclosure of summarized investment per segment [line items]
Debt securities	727	720
Debt securities	99	105
Investments on balance sheet	826	825
Off-balance sheet investments third parties	491	528
Total revenue- generating investments	1,317	1,353
Total investments on balance sheet	826	825
Investments in joint ventures	472	480
Other assets	143	189
Assets	1,441	1,494
Spain & Portugal [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	673	651
Spain & Portugal [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	37	54
Spain & Portugal [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	99	105
Spain & Portugal [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	17	15
Spain & Portugal [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Debt securities	10	5
Debt securities	14	14
Spain & Portugal [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Debt securities	662	646
Debt securities	7	9
Spain & Portugal [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Debt securities	37	54
Spain & Portugal [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Debt securities		1
Spain & Portugal [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Debt securities	17	15
Spain & Portugal [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Debt securities	78	81
Asia [member]
Disclosure of summarized investment per segment [line items]
Debt securities	5,720	5,326
Debt securities	103
Investments on balance sheet	5,823	5,326
Off-balance sheet investments third parties	2,818	2,718
Total revenue- generating investments	8,641	8,043
Total investments on balance sheet	5,823	5,326
Investments in joint ventures	152	118
Investments in associates	17	14
Other assets	2,662	2,347
Assets	8,654	7,805
Asia [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	5,686	5,299
Asia [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	16	6
Asia [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	121	21
Asia [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Debt securities	7	1
Asia [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Debt securities	5,526	5,252
Asia [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Debt securities	16	6
Asia [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Debt securities	170	67
Asia [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Debt securities	103
Asset management [member]
Disclosure of summarized investment per segment [line items]
Debt securities	181	157
Investments on balance sheet	181	157
Off-balance sheet investments third parties	149,197	143,923
Total revenue- generating investments	149,378	144,079
Total investments on balance sheet	181	157
Investments in joint ventures	119	99
Investments in associates	131	122
Other assets	336	242
Assets	767	620
Asset management [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	131	137
Asset management [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	50	20
Asset management [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Debt securities	4	2
Asset management [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Debt securities	36	9
Asset management [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Debt securities	142	146
Holding and other activities [member]
Disclosure of summarized investment per segment [line items]
Debt securities	157	91
Investments on balance sheet	157	91
Total revenue- generating investments	157	91
Total investments on balance sheet	157	91
Investments in joint ventures		1
Investments in associates	8	8
Other assets	28,573	29,552
Assets	28,738	29,651
Holding and other activities [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	21	20
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	12	13
Holding and other activities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	123	57
Holding and other activities [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Debt securities	128	57
Holding and other activities [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Debt securities	3
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Debt securities	12	13
Holding and other activities [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Debt securities	14	20
Eliminations [member]
Disclosure of summarized investment per segment [line items]
Debt securities	(5)	(6)
Investments on balance sheet	(5)	(6)
Off-balance sheet investments third parties	(774)	(981)
Total revenue- generating investments	(778)	(987)
Total investments on balance sheet	(5)	(6)
Other assets	(28,864)	(28,979)
Assets	(28,869)	(28,985)
Eliminations [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Available-for-sale	(5)	(6)
Eliminations [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Debt securities	€ (5)	€ (6)